OTHER CURRENT LIABILITIES (Details) $ in Thousands	1 Months Ended
	Apr. 30, 2015 vessel	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Other Liabilities Disclosure [Abstract]
Deferred charter revenue		$ 28,171	$ 20,011
Deferred gain on sale and leaseback		0	258
Unfavorable charter party-in contracts		0	672	$ 672
Payroll and employee tax accruals		714	548
Bunker obligations on time charter out contracts		1,599	331
Other current liabilities		11,651	6,578
Total other current liabilities		$ 42,135	$ 28,398
Number of vessels sold and leased back | vessel	8